Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA Growth and Tax Strategy FundSupplement Dated February 22, 2023
to the Summary Prospectus and Prospectus (the “Prospectus”)
		each dated October 1, 2022, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Growth and Tax Strategy Fund.To reflect a revision in the returns for the Lipper Composite Index in the table below, the Average Annual Total Returns Table found in the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20211 Year5 Years(or Lifeof Class)10 Years(or Lifeof Class)Fund SharesReturn Before Taxes14.80%10.88%9.72%Return After Taxes on Distributions14.65%10.68%9.53%Return After Taxes on Distributions and Sale of Fund Shares9.39%8.92%8.26%Institutional SharesReturn Before Taxes14.79%19.27%N/AClass AReturn Before Taxes11.88%17.18%N/AClass CReturn Before Taxes12.61%18.06%N/AIndexesS&P 500® Index (reflects no deduction for fees, expenses, or taxes)28.71%18.47%16.55%Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)1.52%4.17%3.72%Composite Index (reflects no deduction for fees, expenses, or taxes)15.11%11.31%10.12%Lipper Composite Index (reflects no deduction for taxes)14.22%10.49%9.56%* The Composite Index is comprised of 50% of the S&P 500 Index and 50% of the Bloomberg Municipal Bond Index.**The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the funds within this same category. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the funds within this same category. If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
Growth and Tax Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA Growth and Tax Strategy FundSupplement Dated February 22, 2023
to the Summary Prospectus and Prospectus (the “Prospectus”)
		each dated October 1, 2022, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Growth and Tax Strategy Fund.To reflect a revision in the returns for the Lipper Composite Index in the table below, the Average Annual Total Returns Table found in the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20211 Year5 Years(or Lifeof Class)10 Years(or Lifeof Class)Fund SharesReturn Before Taxes14.80%10.88%9.72%Return After Taxes on Distributions14.65%10.68%9.53%Return After Taxes on Distributions and Sale of Fund Shares9.39%8.92%8.26%Institutional SharesReturn Before Taxes14.79%19.27%N/AClass AReturn Before Taxes11.88%17.18%N/AClass CReturn Before Taxes12.61%18.06%N/AIndexesS&P 500® Index (reflects no deduction for fees, expenses, or taxes)28.71%18.47%16.55%Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)1.52%4.17%3.72%Composite Index (reflects no deduction for fees, expenses, or taxes)15.11%11.31%10.12%Lipper Composite Index (reflects no deduction for taxes)14.22%10.49%9.56%* The Composite Index is comprised of 50% of the S&P 500 Index and 50% of the Bloomberg Municipal Bond Index.**The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the funds within this same category. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the funds within this same category. If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
Growth and Tax Strategy Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	10.88%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	9.72%
Growth and Tax Strategy Fund | Inst. Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.79%
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	19.27%	[1]
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10
Growth and Tax Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	17.18%	[1]
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10
Growth and Tax Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	18.06%	[1]
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10
Growth and Tax Strategy Fund | Return After Taxes on Distributions | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	10.68%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	9.53%
Growth and Tax Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	8.92%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	8.26%
Growth and Tax Strategy Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	18.47%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	16.55%
Growth and Tax Strategy Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.52%
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	4.17%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	3.72%
Growth and Tax Strategy Fund | Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%	[1]
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	11.31%	[1]
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	10.12%	[1]
Growth and Tax Strategy Fund | Lipper Composite Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.22%	[2]
5 Years (or Life of Class)	rr_AverageAnnualReturnYear05	10.49%	[2]
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	9.56%	[2]

[1]	The Composite Index is comprised of 50% of the S&P 500 Index and 50% of the Bloomberg Municipal Bond Index.
[2]	The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the funds within this same category. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the funds within this same category.